Lease (Details) - Schedule of Lease Cost - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Cost [Abstract]
Operating lease cost (included in Cost of Revenue and Other Expense in the Company’s Statement of Operations)	$ 63,133	$ 127,559	$ 414,370	$ 303,157
Other information
Cash paid for amounts included in the measurement of lease liabilities	$ 34,845	$ 442,252	$ 442,252	$ 327,091
Weighted average remaining term in years	1 year 2 months 12 days	1 year 11 months 26 days	1 year 5 months 12 days	2 years 2 months 19 days
Average discount rate – operating leases	6.84%	6.07%	6.81%	6.05%